Financial Instruments Subject to Off-Balance Sheet Risk, Credit Risk, or Market Risk	12 Months Ended
Dec. 31, 2012
Financial Instruments Subject to Off-Balance Sheet Risk, Credit Risk, or Market Risk
16.	Financial Instruments Subject to Off-Balance Sheet Risk, Credit Risk, or Market Risk

Securities lending: The Company loans client securities temporarily to other brokers in connection with its securities lending activities and receives cash as collateral for the securities loaned. Increases in security prices may cause the fair value of the securities loaned to exceed the amount of cash received as collateral. In the event the counterparty to these transactions does not return the loaned securities or provide additional cash collateral, the Company may be exposed to the risk of acquiring the securities at prevailing market prices in order to satisfy its client obligations. The Company mitigates this risk by requiring credit approvals for counterparties, monitoring the fair value of securities loaned, and requiring additional cash as collateral when necessary. The fair value of client securities pledged in securities lending transactions to other broker-dealers was $852 million and $783 million at December 31, 2012 and 2011, respectively. Additionally, the Company borrows securities from other broker-dealers to fulfill short sales by clients. The fair value of these borrowed securities was $121 million and $44 million at December 31, 2012 and 2011, respectively.

Client trade settlement: The Company is obligated to settle transactions with brokers and other financial institutions even if the Company’s clients fail to meet their obligations to the Company. Clients are required to complete their transactions on settlement date, generally three business days after the trade date. If clients do not fulfill their contractual obligations, the Company may incur losses. The Company has established procedures to reduce this risk by requiring deposits from clients in excess of amounts prescribed by regulatory requirements for certain types of trades, and therefore the potential to make payments under these client transactions is remote. Accordingly, no liability has been recognized for these transactions.

Margin lending: The Company provides margin loans to its clients which are collateralized by securities in their brokerage accounts and may be liable for the margin requirement of its client margin securities transactions. As clients write options or sell securities short, the Company may incur losses if the clients do not fulfill their obligations and the collateral in client accounts is insufficient to fully cover losses which clients may incur from these strategies. To mitigate this risk, the Company monitors required margin levels and requires clients to deposit additional collateral, or reduce positions to meet minimum collateral requirements.

Clients with margin loans have agreed to allow the Company to pledge collateralized securities in their brokerage accounts in accordance with federal regulations. Under such regulations, the Company was allowed to pledge securities with a fair value of $17.1 billion and $14.7 billion at December 31, 2012 and 2011, respectively. The fair value of client securities pledged to fulfill the short sales of its clients was $1.2 billion at both December 31, 2012 and 2011. The fair value of client securities pledged to fulfill the Company’s proprietary short sales, which resulted from facilitating clients’ dividend reinvestment elections, was $109 million and $101 million at December 31, 2012 and 2011, respectively. The Company has also pledged a portion of its securities owned in order to fulfill the short sales of clients and in connection with securities lending transactions to other broker-dealers. The Company may also pledge client securities to fulfill client margin requirements for open option contracts established with the OCC. The fair value of these pledged securities to the OCC was $1.9 billion and $1.3 billion at December 31, 2012 and 2011, respectively.

Resale and repurchase agreements: Schwab enters into collateralized resale agreements principally with other broker-dealers, which could result in losses in the event the counterparty fails to purchase the securities held as collateral for the cash advanced and the fair value of the securities declines. To mitigate this risk, Schwab requires that the counterparty deliver securities to a custodian, to be held as collateral, with a fair value in excess of the resale price. Schwab also sets standards for the credit quality of the counterparty, monitors the fair value of the underlying securities as compared to the related receivable, including accrued interest, and requires additional collateral where deemed appropriate. At December 31, 2012 and 2011, the fair value of collateral received in connection with resale agreements that are available to be repledged or sold was $19.7 billion and $18.3 billion, respectively. Schwab utilizes the collateral provided under repurchase agreements to meet obligations under broker-dealer client protection rules, which place limitations on its ability to access such segregated securities. For Schwab to repledge or sell this collateral, it would be required to deposit cash and/or securities of an equal amount into its segregated reserve bank accounts in order to meet its segregated cash and investment requirement.

Concentration risk: The Company has exposure to concentration risk when holding large positions of financial instruments collateralized by assets with similar economic characteristics or in securities of a single issuer or industry. For discussion on the Company’s exposure to concentration risk relating to residential mortgage-backed securities, see note “6 – Securities Available for Sale and Securities Held to Maturity.”

The Company’s investments in corporate debt securities and commercial paper totaled $8.0 billion and $5.6 billion at December 31, 2012 and 2011, respectively, with the majority issued by institutions in the financial services industry. These securities are included in securities available for sale, securities held to maturity, cash and investments segregated and on deposit for regulatory purposes, cash and cash equivalents, and other securities owned. At December 31, 2011, the Company held $867 million of corporate debt securities issued by financial institutions and guaranteed under the FDIC Temporary Liquidity Guarantee Program. At December 31, 2012, the Company did not hold any of these securities.

The Company’s loans to banking clients include $6.0 billion and $5.6 billion of adjustable rate first lien residential real estate mortgage loans at December 31, 2012 and 2011, respectively. The Company’s adjustable rate mortgages have initial fixed interest rates for three to ten years and interest rates that adjust annually thereafter. At December 31, 2012, approximately 50% of these mortgages consisted of loans with interest-only payment terms. At December 31, 2012, the interest rates on approximately 65% of these interest-only loans are not scheduled to reset for three or more years. The Company’s mortgage loans do not include interest terms described as temporary introductory rates below current market rates. At December 31, 2012, 45% of the residential real estate mortgages and 50% of the HELOC balances were secured by properties which are located in California. At December 31, 2011, 44% of the residential real estate mortgages and 50% of the HELOC balances were secured by properties which are located in California.

The Company also has exposure to concentration risk from its margin and securities lending activities collateralized by securities of a single issuer or industry. This concentration risk is mitigated by collateral arrangements that require the fair value of such collateral exceeds the amounts loaned.

The Company has indirect exposure to U.S. Government and agency securities held as collateral to secure its resale agreements. The Company’s primary credit exposure on these resale transactions is with its counterparty. The Company would have exposure to the U.S. Government and agency securities only in the event of the counterparty’s default on the resale agreements. The fair value of U.S. Government and agency securities held as collateral for resale agreements totaled $19.7 billion and $18.3 billion at December 31, 2012 and 2011, respectively.

Commitments to extend credit: Schwab Bank enters into commitments to extend credit to banking clients. Schwab Bank also has commitments to purchase certain First Mortgage loans and HELOCs under the Program with Quicken Loans, which began in 2012. The credit risk associated with these commitments varies depending on the creditworthiness of the client and the value of any collateral expected to be held. Collateral requirements vary by type of loan. At December 31, 2012, the Company had commitments to purchase First Mortgage loans of $867 million. Schwab Bank also has commitments to extend credit related to its clients’ unused HELOCs, personal loans secured by securities, and other lines of credit, which totaled $5.4 billion and $5.2 billion at December 31, 2012 and 2011, respectively.